As filed with the Securities and Exchange Commission on August 16, 2019
File No. 33-56028
File No. 811-07388

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 43	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 43	☒

Value Line Small Cap Opportunities Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
7 Times Square, 21st Floor
New York, New York 10036-6524
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, Including Area Code: (212) 907-1900
Mitchell E. Appel
Value Line Small Cap Opportunities Fund, Inc.
7 Times Square, 21st Floor
New York, New York 10036-6524
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box)
☒   immediately upon filing pursuant to paragraph (b)
☐  on _________+ pursuant to paragraph (b)
☐   60 days after filing pursuant to paragraph (a)(1)
☐   75 days after filing pursuant to paragraph (a)(2)
☐   on (date) pursuant to paragraph (a)(1)
☐   on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 16th day of August, 2019.
VALUE LINE SMALL CAP OPPORTUNITIES FUND, INC.
By:	/s/ Mitchell E. Appel Mitchell E. Appel, President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
*Joyce E. Heinzerling (Joyce E. Heinzerling)	Director	August 16, 2019
**James E. Hillman (James E. Hillman)	Director	August 16, 2019
**Michael Kuritzkes (Michael Kuritzkes)	Director	August 16, 2019
*Paul Craig Roberts (Paul Craig Roberts)	Director	August 16, 2019
*Nancy-Beth Sheerr (Nancy-Beth Sheerr)	Director	August 16, 2019
/s/ Mitchell E. Appel (Mitchell E. Appel)	Director; President and Chief Executive Officer (Principal Executive Officer)	August 16, 2019
/s/ Emily D. Washington (Emily D. Washington)	Treasurer; Principal Financial and Accounting Officer; Secretary	August 16, 2019
*By:	/s/ Mitchell E. Appel (Mitchell E. Appel, Attorney-in-Fact)

*
Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 19, and incorporated herein by reference.

**
Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 27, and incorporated herein by reference.

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TABLE OF CONTENTS
EXHIBIT INDEX
Exhibit Number	Document Title
(h)(4)	Restated Expense Limitation Agreement, dated June 20, 2019
(i)(1)	Legal Opinion
(j)	Consent of Independent Registered Public Accounting Firm
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